Note Supplemental disclosure on the consolidated statments of cash flows (Additional disclosures on cash flow information and non-cash activities) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure - Additional Disclosures on Cash Flow Information and Non-Cash Activities [Abstract]
Income Taxes Paid, Net		$ 2,433	$ 3,763	$ 7,152
Interest Paid		221,432	212,353	193,503
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Transfers Of Loans To Other Real Estate Owned		82,035	117,334	136,368
Transfers Of Loans To Other Property		27,407	28,614	36,106
Total loans transferred to foreclosed assets		109,442	145,948	172,474
Financed sales of other real estate assets		11,237	15,452	24,104
Financed sales of other foreclosed assets		8,435	17,351	22,745
Total financed sales of other foreclosed and real estate assets		19,672	32,803	46,849
Transfer Of Portfolio Loans And Leases To Held For Sale 1		2,472	7,249	65,063
Transfer Of Loans Held For Sale To Portfolio Loans 1		1,705	5,947	17,065
Transfers Of Trading Securities To Available For Sale Securities		0	0	63,645
Noncash Transfer To Securities From Loans Resulting From Securitization	[1]	462,033	775,612	1,088,121
Trades receivables from brokers and counterparties		7,514	46,630	78,759
Trades Payables To Brokers And Counterparties		2	102	6,150
Receivables from investment securities		70,000	0	0
Recognition of mortgage servicing rights on securitizations or asset transfers		7,661	10,884	13,460
Interest capitalized on loans subject to the temporary payment moratorium		46,944	0	0
GNMA Loans Repurchase Option Change		$ 790,942	$ 91,255	$ 58,568

[1]	Includes loans securitized into trading securities and subsequently sold before year end.